Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	May 09, 2022	May 03, 2022	Jul. 19, 2022	Apr. 26, 2022	Jul. 31, 2021	Dec. 31, 2022
Shareholders' Equity (Details) [Line Items]
Aggregate offering price (in Dollars)					$ 45,000
Sale of ordinary shares						1,065,057
Total amount (in Dollars)						$ 4,423
Net of issuance cost (in Dollars)						$ 222
Share option plan description		On May 3, 2022, the annual and extraordinary general meeting of shareholders of the Company approved a new grant of 76,120 options to the then current Chief Executive Officer of the Company, Mr. Amir Weisberg. In addition, it was approved to accelerate the vesting of 12,906 options from an outstanding grant; in both cases the vesting of all options will occur on June 30, 2022. As a result, the Company recognized a total share-based compensation expense in the amount of $76.
Number of options	1,000,000
Weighted average grant date fair value of options granted (in Dollars per share)						$ 3.46
Expected dividend yield						0.00%
Unrecognized compensation costs (in Dollars)						$ 6,379
Recognized over weighted average period						2 years 6 months
Warrants, description						During the year ended December 31, 2021, 580,028 D-2 warrants were exercised into 115,982 Ordinary shares on a cashless basis. In addition, 68,491 D-2 warrants were exercised into 68,491 Ordinary shares for a total consideration of $632. As of December 31, 2022, no D-2 warrants are outstanding.
Warrants outstanding
Warrant to purchase ordinary shares (in Dollars)			$ 120	$ 468
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Warrants, description						During the year ended December 31, 2020, 2,106,879 D-2 warrants were exercised into 885,377 Ordinary shares on a cashless basis. As of December 31, 2020, 648,519 D-2 warrants were outstanding. In addition, 53,775 A warrants were exercised into 53,775 Ordinary shares for a total consideration of $13.
2012 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period						The options granted generally have a four-year vesting period and expire ten years after the date of grant.
Stock options available for future grants						700,965
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Stock option shares	3,672,094
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Stock option shares	4,672,094
Officers [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Share option plan grant						4,672,094